Schedule of investments
Macquarie Global Growth Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.94%Δ
Canada — 0.78%
Canadian Natural Resources	229,932	$ 7,219,865
		7,219,865
China — 1.26%
Midea Group Class A	1,155,600	11,643,893
		11,643,893
Finland — 1.41%
Amer Sports †	335,971	13,022,236
		13,022,236
France — 2.05%
Airbus	90,945	18,989,627
		18,989,627
Germany — 6.47%
Deutsche Telekom	234,247	8,545,591
Fresenius & Co.	318,835	16,029,400
SAP	68,060	20,696,215
Siemens	56,950	14,600,887
		59,872,093
India — 3.55%
HDFC Bank	779,492	18,192,085
NTPC	3,741,457	14,610,704
		32,802,789
Italy — 1.60%
Ferrari	30,235	14,819,534
		14,819,534
Japan — 3.64%
Hoya	128,200	15,272,185
Renesas Electronics	753,200	9,357,139
Shin-Etsu Chemical	274,200	9,086,368
		33,715,692
Netherlands — 1.34%
ING Groep	563,324	12,359,608
		12,359,608
Norway — 1.54%
Orkla	1,306,072	14,201,787
		14,201,787
Singapore — 1.85%
Sea ADR †	106,718	17,068,477
		17,068,477
South Korea — 2.70%
KB Financial Group	172,957	14,212,308
SK Hynix	49,797	10,774,099
		24,986,407
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 1.73%
Banco Bilbao Vizcaya Argentaria	1,043,533	$ 16,047,594
		16,047,594
Sweden — 1.17%
Epiroc Class A	499,040	10,834,362
		10,834,362
Taiwan — 3.41%
Taiwan Semiconductor Manufacturing	869,000	31,532,932
		31,532,932
United Kingdom — 4.39%
AstraZeneca	70,841	9,840,678
BAE Systems	768,397	19,897,673
Diageo	433,165	10,868,994
		40,607,345
United States — 60.05%
Allstate	65,724	13,230,898
Alphabet Class A	36,247	6,387,809
Amazon.com †	157,996	34,662,743
Aon Class A	32,587	11,625,738
Apple	121,448	24,917,486
AT&T	527,675	15,270,915
BJ's Wholesale Club Holdings †	126,610	13,652,356
Blue Owl Capital	670,411	12,878,595
Broadcom	44,535	12,276,073
Carrier Global	218,216	15,971,229
Casey's General Stores	30,981	15,808,675
CDW	52,615	9,396,513
Coca-Cola	192,896	13,647,392
ConocoPhillips	73,315	6,579,288
CSX	356,126	11,620,391
Danaher	32,221	6,364,936
Eli Lilly & Co.	21,541	16,791,856
Hilton Worldwide Holdings	55,335	14,737,924
Home Depot	43,320	15,882,845
Howmet Aerospace	112,036	20,853,261
Ingersoll Rand	132,370	11,010,537
Intercontinental Exchange	94,897	17,410,753
KLA	21,245	19,029,996
Mastercard Class A	37,901	21,298,088
Meta Platforms Class A	25,460	18,791,771
Microsoft	110,423	54,925,504
Morgan Stanley	116,584	16,422,022
Netflix †	13,887	18,596,498
NVIDIA	263,218	41,585,812
Salesforce	65,422	17,839,925
Sherwin-Williams	41,083	14,106,259
Thermo Fisher Scientific	14,274	5,787,536
NQ- IV958 [0625] 0825 (4730784)    1

Schedule of investments
Macquarie Global Growth Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	19,332	$ 6,031,004
		555,392,628
Total Common Stocks (cost $606,275,061)		915,116,869

Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,193,824	1,193,824
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,193,823	1,193,823
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,193,823	1,193,823
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,193,823	1,193,823
Total Short-Term Investments (cost $4,775,293)		4,775,293

Total Value of Securities—99.46% (cost $611,050,354)		919,892,162
Receivables and Other Assets Net of Liabilities — 0.54%		5,020,777
Net Assets Applicable to 23,117,696 Shares Outstanding — 100.00%	$924,912,939

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [0625] 0825 (4730784)